UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William DeRoche, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: January 1, 2019 to March 31, 2019

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

AGF Global Equity Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 91.0%

Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	27	5,594
Northrop Grumman Corp.	73	19,681
		25,275
Auto Components - 0.0%(a)
Garrett Motion, Inc.*	22	324

Banks - 8.0%
Banco Santander SA	613	2,850
BNP Paribas SA	45	2,151
DBS Group Holdings Ltd.	198	3,686
ING Groep NV	505	6,109
JPMorgan Chase & Co.	249	25,206
Kasikornbank PCL	696	4,123
Komercni banka A/S	225	9,191
Lloyds Banking Group plc	1,187	961
Shinhan Financial Group Co. Ltd.	98	3,626
		57,903
Beverages - 1.7%
Anheuser-Busch InBev SA/NV	143	11,992

Biotechnology - 2.9%
AbbVie, Inc.	162	13,056
China Biologic Products Holdings, Inc.*	86	7,847
		20,903
Building Products - 0.1%
Resideo Technologies, Inc.*	33	637

Capital Markets - 5.1%
Invesco Ltd.	295	5,696
Moody's Corp.	173	31,329
		37,025
Chemicals - 1.3%
AdvanSix, Inc.*	11	315
Arkema SA	6	571
Nutrien Ltd.	166	8,758
		9,644
Commercial Services & Supplies - 5.1%
Brambles Ltd.	1,076	8,985
Waste Management, Inc.	272	28,263
		37,248
Consumer Finance - 1.5%
Synchrony Financial	351	11,197

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	270	8,467
Nippon Telegraph & Telephone Corp.	417	17,695
		26,162
Electrical Equipment - 1.1%
Schneider Electric SE	104	8,159

Electronic Equipment, Instruments & Components - 4.0%
Keyence Corp.	47	29,248

Energy Equipment & Services - 0.0%(a)
Dolphin Drilling ASA*	89	14

Equity Real Estate Investment Trusts (REITs) - 0.0%(a)
Keppel REIT	182	173

Food Products - 2.2%
Kraft Heinz Co. (The)	80	2,612
Mondelez International, Inc., Class A	266	13,279
		15,891
Household Durables - 0.7%
Persimmon plc	174	4,918

Household Products - 1.9%
Henkel AG & Co. KGaA	142	13,500

Industrial Conglomerates - 5.0%
Honeywell International, Inc.	206	32,737
Keppel Corp. Ltd.	788	3,617
		36,354
Insurance - 8.9%
Aflac, Inc.	162	8,100
AIA Group Ltd.	716	7,128
Brighthouse Financial, Inc.*	19	689
Chubb Ltd.	223	31,238
Hannover Rueck SE	50	7,179
MetLife, Inc.	245	10,430
		64,764
Interactive Media & Services - 1.5%
Alphabet, Inc., Class C*	9	10,560

IT Services - 0.4%
International Business Machines Corp.	21	2,963

Machinery - 2.5%
AGCO Corp.	266	18,500

Media - 1.7%
Omnicom Group, Inc.	158	11,533
Singapore Press Holdings Ltd.	613	1,090
		12,623
Metals & Mining - 1.2%
Goldcorp, Inc.	253	2,894

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Equity Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
voestalpine AG	190	5,770
		8,664
Oil, Gas & Consumable Fuels - 6.9%
CNOOC Ltd.	7,065	13,230
Exxon Mobil Corp.	172	13,898
Petroleo Brasileiro SA (Preference)*	181	1,297
PTT Exploration & Production PCL	452	1,788
Royal Dutch Shell plc, Class B	164	5,186
Williams Cos., Inc. (The)	414	11,890
WPX Energy, Inc.*	238	3,120
		50,409
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	973	14,560
Bristol-Myers Squibb Co.	143	6,823
Roche Holding AG	62	17,082
Teva Pharmaceutical Industries Ltd., ADR*	375	5,880
		44,345
Technology Hardware, Storage & Peripherals - 6.5%
Canon, Inc.	155	4,494
FUJIFILM Holdings Corp.	245	11,128
Samsung Electronics Co. Ltd., GDR(b)	28	27,468
Western Digital Corp.	88	4,229
		47,319
Tobacco - 7.6%
Altria Group, Inc.	330	18,952
British American Tobacco plc	341	14,186
Philip Morris International, Inc.	246	21,744
		54,882
TOTAL COMMON STOCKS (Cost $694,114)		661,596

EXCHANGE TRADED FUNDS - 10.6%

iShares MSCI ACWI ETF	245	17,677
iShares MSCI China ETF	216	13,485
iShares MSCI Japan ETF	298	16,306
iShares MSCI Norway ETF	127	3,185
iShares MSCI Singapore ETF	522	12,387
iShares MSCI South Korea ETF	167	10,179
iShares MSCI Thailand Fund	40	3,533
TOTAL EXCHANGE TRADED FUNDS (Cost $80,507)		76,752

Total Investments - 101.6% (Cost $774,621)		738,348
Liabilities in excess of other assets - (1.6%)		(11,797)
Net Assets - 100.0%		726,551

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Equity Fund

Schedule of Investments

March 31, 2019 (Unaudited)

AGF Global Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2019:

Australia	1.2%
Austria	0.8%
Belgium	1.6%
Brazil	0.2%
Canada	1.6%
China	2.9%
Czech Republic	1.3%
France	1.5%
Germany	2.8%
Hong Kong	1.0%
Israel	0.8%
Japan	10.6%
Netherlands	1.5%
Norway	0.0	%(a)
Singapore	1.2%
South Korea	4.3%
Spain	0.4%
Switzerland	2.4%
Thailand	0.8%
United Kingdom	2.8%
United States	61.9%
Other(1)	(1.6)%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 95.1%

Auto Components - 2.4%
Aptiv plc	235	18,680

Banks - 3.0%
ING Groep NV	995	12,036
Intesa Sanpaolo SpA	4,500	10,959
		22,995
Building Products - 7.1%
AO Smith Corp.	149	7,945
Geberit AG (Registered)	19	7,766
Kingspan Group plc	252	11,663
Nibe Industrier AB, Class B	760	9,732
Trex Co., Inc.*	281	17,287
		54,393
Chemicals - 14.4%
Albemarle Corp.	134	10,985
Chr Hansen Holding A/S	246	24,935
Croda International plc	453	29,725
Ecolab, Inc.	179	31,601
Johnson Matthey plc	181	7,407
Umicore SA	135	5,995
		110,648
Commercial Services & Supplies - 5.0%
Waste Connections, Inc.	435	38,537

Electrical Equipment - 2.8%
Legrand SA	238	15,928
Prysmian SpA	285	5,392
		21,320
Electronic Equipment, Instruments & Components - 15.0%
Amphenol Corp., Class A	149	14,071
Halma plc	1,362	29,660
Hexagon AB, Class B	203	10,590
Keyence Corp.	45	28,004
Samsung SDI Co. Ltd.	64	12,094
Trimble, Inc.*	518	20,927
		115,346
Energy Equipment & Services - 0.9%
Secure Energy Services, Inc.	1,159	7,094

Equity Real Estate Investment Trusts (REITs) - 2.8%
Equinix, Inc.	26	11,782
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	370	9,487
		21,269
Food & Staples Retailing - 0.9%
Sprouts Farmers Market, Inc.*	307	6,613

Food Products - 1.9%
Kerry Group plc, Class A	129	14,398

Health Care Equipment & Supplies - 10.6%
Asahi Intecc Co. Ltd.	341	15,999
Danaher Corp.	250	33,005
IDEXX Laboratories, Inc.*	36	8,050
Medtronic plc	262	23,863
		80,917
Industrial Conglomerates - 4.6%
Roper Technologies, Inc.	103	35,223

Leisure Products - 2.7%
Shimano, Inc.	129	20,951

Life Sciences Tools & Services - 5.0%
Thermo Fisher Scientific, Inc.	141	38,595

Machinery - 6.8%
Cummins, Inc.	25	3,947
NFI Group, Inc.	357	8,749
Wabtec Corp.	165	12,164
Xylem, Inc.	340	26,873
		51,733
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	108	11,369
Cree, Inc.*	69	3,948
First Solar, Inc.*	124	6,552
Monolithic Power Systems, Inc.	58	7,859
NVIDIA Corp.	23	4,130
		33,858
Software - 2.6%
Dassault Systemes SE	132	19,656

Water Utilities - 2.2%
American Water Works Co., Inc.	164	17,099

TOTAL COMMON STOCKS (Cost $665,031)		729,325

MASTER LIMITED PARTNERSHIPS - 2.2%

Independent Power and Renewable Electricity Producers - 2.2%
Brookfield Renewable Partners LP (Cost $18,017)	540	17,214

Total Investments - 97.3% (Cost $683,048)		746,539
Other Assets Less Liabilities - 2.7%		20,795
Net Assets - 100.0%		767,334

*	Non-income producing security.

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2019 (Unaudited)

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2019:

Belgium	0.8%
Canada	4.3%
Denmark	3.3%
France	4.6%
Ireland	3.4%
Italy	2.1%
Japan	8.5%
Netherlands	1.6%
South Korea	1.6%
Sweden	2.6%
Switzerland	1.0%
United Kingdom	8.7%
United States	54.8%
Other(1)	2.7%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

March 31, 2019 (Unaudited)

1. Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently includes two operational series of the AGF Funds: AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund (each, a “Fund”; collectively, the “Funds”). Each Fund currently offers Class I and Class R6 shares. Each Fund is classified as a ‘‘diversified’’ Fund, pursuant to the 1940 Act.

On November 1, 2017, AGF Investments America Inc. contributed seed capital in the amount of $750,095 ($375,047.50 allocated to each Class I and Class R6) to the AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Both AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund commenced investment operations on November 3, 2017. The Funds had no operations from their initial seeding date of November 1, 2017 until each Fund’s commencement of investment operations date.

The investment objective of each Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosure in these financial statements to reflect the amendments to Regulation S-X, which became effective prior to the Funds’ commencement of operations. These amendments had no effect on the Funds’ net assets or results of operations. The filing compliance date for the Funds for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The Funds filed Form N-CEN for the year ended June 30, 2018.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding. A Fund’s NAV per share is calculated separately for each class of shares of a Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guideline which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a ‘‘fair value,’’ that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2019 for each Fund based upon the three levels defined above:

		Level 2 — Other	Level 3 —
		Significant	Significant
	Level 1 — Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
AGF Global Equity Fund
Investments
Common Stocks*	$661,596	$—	$—	$661,596
Exchange Traded Funds	76,752	—	—	76,752
Total Investments	$738,348	$—	$—	$738,348

AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$746,539	$—	$—	$746,539
Total Investments	$746,539	$—	$—	$746,539

*	See Schedules of Investments for presentation by industry type.

3. Principal Risks

Some principal risks apply to both Funds, while others are specific to the investment strategy of one of the Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Market Risk. The market value of a Fund’s investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect a Fund’s NAV, regardless of the individual results of the securities and other investments in which a Fund invests. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. For example, a decline in the value and liquidity of securities held by a Fund (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect a Fund. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.

Portfolio Management Risk. Each Fund is actively managed and is therefore subject to investment management risk. The strategies used and investments selected by AGFA may fail to produce the intended result and the Fund may not achieve its objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Sustainable Investing Risk. Because AGF Global Sustainable Growth Equity Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, but the Fund’s universe of investments may also be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. The Fund may have to sell a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. There is no guarantee that AGFA’S efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.

Foreign Securities Risk. Foreign investments involve additional risks because financial markets outside of the U.S. may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the U.S., Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.

Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

A Fund may trade in futures, forward and option contracts on exchanges located outside the U.S. where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are ‘‘principals’ markets’’ in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. A Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.

Foreign Currency Risk. Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as ‘‘currency risk,’’ means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time.

Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad.

Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Depositary Receipts Risk. In some cases, rather than directly holding securities of non-U.S. companies, a Fund may hold these securities through a depositary security and receipt (an ‘‘ADR’’ — American Depositary Receipt, a ‘‘GDR’’ — Global Depositary Receipt, or an ‘‘EDR’’ — European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.

In addition, the rights of a Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be ‘‘sponsored’’ or ‘‘unsponsored’’ and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of a Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.

Equity-Linked Investments. Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments involve additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk, which

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to a Fund in respect of the counterparty’s obligations to the Fund or that a Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Liquidity Risk. Investors often describe the speed and ease with which an asset can be purchased or sold and converted into cash as its liquidity. A Fund intends for most of its investments to be sold promptly at a fair price and therefore can be described as relatively liquid. But the Fund may also hold investments that are illiquid, which means that such investments cannot be sold quickly or easily at advantageous times or prices.

Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers.

Additionally, liquid investments may become illiquid after purchase by a Fund, particularly during periods of adverse market or economic conditions. To the extent that a Fund’s investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Fund will tend to have the greatest exposure to liquidity risk. A Fund that has trouble selling an investment can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of the Fund’s NAV. This can cause greater fluctuations in the Fund’s NAV.

Large Shareholders Risk. The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, a Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

4. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

5. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosure upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2019

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 24, 2019